Note 11 - Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	December 31,
	2019	2018
Deferred revenues on maintenance contracts	1,741	1,246
Deferred revenue on RPP	243	339
Deferred revenue on sale of devices	115	289
Deferred revenue on extension of warranty, included in sales contracts	837	855
Deferred research and development grants	269	173
Total	3,205	2,902
Less long term portion	(1,313)	(973)
Current portion	1,892	1,929

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
December 31, 2019

2020	237
2021	268
2022	257
2023	70
2024	4
Total	837

Change in Contract with Customer, Liability [Table Text Block]
Total
Balance as of December 31, 2017	676
New extension of warranty	331
Recognition of revenue	(152)
Balance as of December 31, 2018	855
New extension of warranty	254
Recognition of revenue	(272)
Balance as of December 31, 2019	837